Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2023	2022	2021

Property, plant and equipment	18	13

Right-of-use assets	16	12

Currently marketed products			292

Acquired research and development	2 931	1 209	262

Other intangible assets	15		98

Deferred tax assets	34	56	28

Non-current financial and other assets	164

Trade receivables and financial and other current assets	183	5	1

Cash and cash equivalents	226	89	10

Deferred tax liabilities	-474	-300	-74

Current and non-current financial debts			-1

Current and non-current lease liabilities	-51	-12

Trade payables and other liabilities	-231	-67	-4

Net identifiable assets acquired	2 831	1 005	612

Acquired cash and cash equivalents	-226	-89	-10

Non-controlling interests			-105

Goodwill	1 094	161	238

Net assets recognized as a result of acquisitions of businesses [1]	3 699	1 077	735

 1  In 2023 and 2022 all net assets recognized relate to business combinations of continuing operations. In 2021, net assets recognized as a result of acquisitions of businesses from continuing operations were USD 320 million.